Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 4,215	$ 5,600
Restricted cash and other restricted funds	156	363
Trade accounts receivable and other (including 1,084 and 269 from related parties at December 31, 2021 and 2020, respectively)	5,143	3,072
Inventories	19,858	12,328
Prepaid expenses and other current assets	5,567	2,281
Assets held for sale	0	4,329
Total current assets	34,939	27,973
Non-current assets:
Goodwill and intangible assets	4,425	4,312
Property, plant and equipment and biological assets	30,075	30,622
Investments in associates and joint ventures	10,319	6,817
Other investments	1,146	2,980
Deferred tax assets	8,147	7,866
Other assets	1,461	1,482
Total non-current assets	55,573	54,079
Total assets	90,512	82,052
Current liabilities:
Short-term debt and current portion of long-term debt	1,913	2,507
Trade accounts payable and other (including 431 and 272 to related parties at December 31, 2021 and 2020, respectively)	15,093	11,525
Short-term provisions	1,064	935
Accrued expenses and other liabilities	4,831	4,197
Income tax liabilities	1,266	464
Liabilities held for sale	0	3,039
Total current liabilities	24,167	22,667
Non-current liabilities:
Long-term debt, net of current portion	6,488	9,815
Deferred tax liabilities	2,369	1,832
Deferred employee benefits	3,772	4,656
Long-term provisions	1,498	1,697
Other long-term obligations	874	1,148
Total non-current liabilities	15,001	19,148
Total liabilities	39,168	41,815
Equity:
Common shares (no par value, 1,241,418,599 and 1,361,418,599 shares authorized, 982,809,772 and 1,102,809,772 shares issued, and 910,893,202 and 1,080,734,413 shares outstanding at December 31, 2021 and 2020, respectively)	350	393
Treasury shares (71,916,570 and 22,075,359 common shares at December 31, 2021 and 2020, respectively, at cost)	(2,186)	(538)
Additional paid-in capital	31,803	35,247
Mandatorily convertible notes	509	840
Retained earnings	36,702	22,097
Reserves	(18,072)	(19,759)
Equity attributable to the equity holders of the parent	49,106	38,280
Non-controlling interests	2,238	1,957
Total equity	51,344	40,237
Total liabilities and equity	$ 90,512	$ 82,052